Technology and content expense	12 Months Ended
Dec. 31, 2020
Technology and content expense
Technology and content expense

24      Technology and content expense

Technology and content expense is comprised of the following:

	For the year ended December 31,
In thousands of EUR	2018	2019	2020
Staff Costs - Technology and content	11,691	13,136	13,251
Technology license and maintenance expenses	10,741	14,136	14,593
Technology and content expense	22,432	27,272	27,844